As filed with the SEC on January __, 2005.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09871

POTOMAC INSURANCE TRUST
(Exact name of registrant as specified in charter)

33 Whitehall Street
10th Floor
New York, New York 10004
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 997-5198

Daniel D. O’Neill
33 Whitehall Street
10th Floor
New York, New York 10004
(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record.

Potomac Insurance Trust

VP OTC Plus Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Dow 30 Plus Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Small Cap Plus Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Internet Plus Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP U.S. Plus Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Japan Plus Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP OTC/Short Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Dow 30/Short Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Small Cap/Short Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Internet/Short Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP U.S./Short Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Japan/Short Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Money Market Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP MidCap Plus Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Total Market Plus Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP MidCap/Short Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Total Market/Short Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Cardinal Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

VP Warwick Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Evolution VP Managed Bond Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Evolution VP Managed Equity Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Potomac Insurance Trust

By (Signature and Title)* _________________________________________
Dan O’Neill, President

Date___________________________________________________________

* Print the name and title of each signing officer under his or her signature.